FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Linkage of Monetary Items) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 16,831	$ 5,297	$ 3,404	$ 5,110
Total assets	47,290	53,567
Current liabilities:
Current maturities of long-term loans	3,092	2,692
Accounts payable and accruals:
Trade	5,918	7,794
Other	3	7
Non-current liabilities
Long-term loans, net of current maturities	2,740	5,799
Total liabilities	25,260	20,187
Dollar [Member]
Current assets:
Cash and cash equivalents	12,488	4,082
Short term bank deposits	5,756	22,192
Other receivables
Total assets	18,244	26,274
Current liabilities:
Current maturities of long-term loans	3,092	2,692
Accounts payable and accruals:
Trade	2,455	2,772
Other	154	500
Non-current liabilities
Long-term loans, net of current maturities	2,740	5,799
Total liabilities	8,441	11,763
Net asset value	9,803	14,511
NIS [Member]
Current assets:
Cash and cash equivalents	3,755	583
Short term bank deposits
Other receivables	141	613
Total assets	3,896	1,196
Current liabilities:
Current maturities of long-term loans
Accounts payable and accruals:
Trade	518	2,501
Other	1,286	780
Non-current liabilities
Long-term loans, net of current maturities
Total liabilities	1,804	3,281
Net asset value	2,092	(2,085)
GBP and other [Member]
Current assets:
Cash and cash equivalents	588	632
Short term bank deposits
Other receivables
Total assets	588	632
Current liabilities:
Current maturities of long-term loans
Accounts payable and accruals:
Trade	2,945	2,521
Other
Non-current liabilities
Long-term loans, net of current maturities
Total liabilities	2,945	2,521
Net asset value	$ (2,357)	$ (1,889)